CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended		12 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Consolidated statements of comprehensive income [Abstrct]
Net income/(loss)		$ 1,220	$ 1,285	$ 1,436	$ 2,506	$ 2,500	$ 4,598
Actuarial gains (losses) on defined benefit pension plans		194	(225)	(38)	(32)	39	172
Income tax effect on income and expenses recognised in OCI	[1]	(48)	57	11	9	(8)	(38)
Items that will not be reclassified to the Consolidated statement of income		146	(168)	(27)	(22)	31	134
Currency translation adjustments		(1,396)	1,220	667	(176)	1,104	1,710
Net gains/(losses) from available for sale financial assets		0	64	(39)	64	(48)	(64)
Share of OCI from equity accounted investments		(1)	(5)	(9)	(6)	(9)	(40)
Items that may be subsequently reclassified to the Consolidated statement of income		(1,398)	1,278	619	(119)	1,047	1,607
Other comprehensive income/(loss)		(1,252)	1,110	592	(142)	1,077	1,741
Total comprehensive income/(loss)		(31)	2,396	2,028	2,364	3,577	6,339
Attributable to the equity holders of the company		(33)	2,395	2,025	2,362	3,573	6,331
Attributable to non-controlling interests		$ 1	$ 0	$ 3	$ 2	$ 5	$ 8

[1]	1) OCI = Other comprehensive income